Intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Intangible assets
Schedule of intangible assets and goodwill
.	December 31, 2021	December 31, 2020
Network software	2,399	1,096
Internally developed software (i)	3,911	2,385
Software in progress	391	115
Customer relationship (ii)	84,195	-
Non-compete agreement (ii)	13,897	-
Brands (ii)	14,541	-
Subtotal	119,334	3,596
Goodwill (iii)	619,469	14,570
Total	738,803	18,166

Schedule of change in the balances of intangible assets

The change in the balances of intangible assets as follows:

	Network software	Internally developed software	Software in progress	Customer relationship	Non-compete agreement	Brands	Goodwill	Total
Cost:
Balance as of January 1, 2020	9,229	11,444	445	-	-	-	14,570	35,688
Exchange rate changes	331	-	-	-	-	-	-	331
Additions	188	646	931	-	-	-	-	1,765
Disposals	(16)	-	-	-	-	-	-	(16)
Transfers	-	1,261	(1,261)	-	-	-	-	-
Balance as of December 31, 2020	9,732	13,351	115	-	-	-	14,570	37,768
Additions due to business combination (note 9)	191	22,613	-	88,961	16,257	20,501	595,721	744,244
Exchange rate changes	38	-	-	-	-	-	9,178	9,216
Additions	1,999	1,428	738	-	-	-	-	4,165
Impairment loss (a)	-	(20,723)	-	-	(2,795)	-	-	(23,518)
Write-off	(18)	-	(550)	-	-	-	-	(568)
Transfers	-	(88)	88	-	-	-	-	-
Balance as of December 31, 2021	11,942	16,581	391	88,961	13,462	20,501	619,469	771,307
Amortization:
Balance as of January 1, 2019	(6,786)	(7,583)	-	-	-	-	-	(14,369)
Effect of movements in exchange rates	(165)	-	-	-	-	-	-	(165)
Investment spin-off	37	-	-	-	-	-	-	37
Amortization	(874)	(1,903)	-	-	-	-	-	(2,777)
Disposals	131	-	-	-	-	-	-	131
Balance as of December 31, 2019	(7,657)	(9,486)	-	-	-	-	-	(17,143)
Exchange rate changes	(298)	-	-	-	-	-	-	(298)
Additions	(697)	(1,480)	-	-	-	-	-	(2,177)
Disposals	16	-	-	-	-	-	-	16
Balance as of December 31, 2020	(8,636)	(10,966)	-	-	-	-	-	(19,602)
Exchange rate changes	(32)	-	-	-	-	-	-	(32)
Additions	(893)	(1,708)	-	(4,766)	(1,189)	(5,960)	-	(14,516)
Impairment loss (a)	-	-	-	-	1,624	-	-	1,624
Write-off	18	4	-	-		-	-	22
Balance as of December 31, 2021	(9,543)	(12,670)	-	(4,766)	435	(5,960)	-	(32,504)
Balance at:
December 31, 2020	1,096	2,385	115	-	-	-	14,570	18,166
December 31, 2021	2,399	3,911	391	84,195	13,897	14,541	619,469	738,803
(a)	After the consummation of the Dextra Group acquisition, the Company decided to discontinue the investment in the intangible assets, acquired in the business combination and initially recognized as internally developed software, in the amount of R$20,723, due to growth strategies in the digital transformation market, with the purpose more directed to the development of customized and on demand software for customers. The residual amount with respect to a non-compete agreement, in the amount of R$1,171, was also recognized as impairment. The total amount of impairment loss of intangible assets was recognized in the caption “Other income (expenses), net” (note 24.1), in the amount of R$21,895, as of December 31, 2021.

Schedule of main assumptions used in CGUs

The values attributed to the main assumptions, as detailed below, represent the assessment of future management trends in relevant sectors and were based on historical data from internal and external sources.

.	December 31, 2021	December 31, 2020
Discount rate - before tax	19.06%	12.54%
Discount rate - after tax	12.94%	12.38%
Budgeted EBITDA growth rate (average for the next five years)	22%	20%
Terminal value growth rate	3.5%	3.5%